Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	Prudential Jennison Mid-Cap Growth Fund, Inc.
CIK	dei_EntityCentralIndexKey	0001022624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2022
Prospectus Date	rr_ProspectusDate	Oct. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Mid-Cap Growth Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEEAX
PGIM Jennison Mid-Cap Growth Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGCX
PGIM Jennison Mid-Cap Growth Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDERX
PGIM Jennison Mid-Cap Growth Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGZX
PGIM Jennison Mid-Cap Growth Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGEX
PGIM Jennison Mid-Cap Growth Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEGGX
PGIM Jennison Mid-Cap Growth Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJGQX